Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Major Products of Long-term Insurance Contracts
The table below presents the Group’s major products of long-term insurance contracts:

	For the year ended 31 December
	2021		2020
Product name	RMB million	%	RMB million	%
Premiums of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	40,851	7.52%	42,657	7.96%
Xin Xiang Jin Sheng Annuity (A Version)(b)	34,094	6.28%	34,828	6.50%
Xin Fu Ying Jia Annuity(c)	23,114	4.26%	24,116	4.50%
Kang Ning Whole Life(d)	15,430	2.84%	17,553	3.27%
Hong Ying Participating Endowment (e)	66	0.01%	137	0.03%
Others (f)	429,419	79.09%	416,859	77.74%

Total	542,974	100.00%	536,150	100.00%

Insurance benefits of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	67	0.08%	21	0.03%
Xin Xiang Jin Sheng Annuity (A Version)(b)	145	0.17%	58	0.07%
Xin Fu Ying Jia Annuity(c)	1,826	2.16%	1,823	2.17%
Kang Ning Whole Life(d)	5,653	6.70%	5,075	6.05%
Hong Ying Participating Endowment (e)	10,315	12.22%	11,393	13.59%
Others (f)	66,412	78.67%	65,484	78.09%

Total	84,418	100.00%	83,854	100.00%

	As at 31 December 2021		As at 31 December 2020
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	73,283	2.17%	30,885	1.05%
Xin Xiang Jin Sheng Annuity (A Version)(b)	101,608	3.01%	64,055	2.18%
Xin Fu Ying Jia Annuity(c)	140,196	4.15%	114,111	3.89%
Kang Ning Whole Life(d)	365,246	10.81%	338,286	11.52%
Hong Ying Participating Endowment (e)	14,479	0.43%	24,398	0.83%
Others (f)	2,684,791	79.43%	2,364,798	80.53%

Total	3,379,603	100.00%	2,936,533	100.00%

(a)
Xin Xiang Zhi Zun Annuity (Celebration Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 10 years. This product is applicable to healthy policyholders between
2
8-day-old
and
68-year-old.
From the first effective date after the fifth policy years to the expiration period, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 60% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 100% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).

(b)
Xin Xiang Jin Sheng Annuity (A Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 15 years. This product is applicable to healthy policyholders between
28-day-old
and
65-year-old
.
From the effective date to the contractual date starting to claim of Xin Xiang Jin Sheng Annuity (A Version) after the fifth policy years or sixth policy years, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 50% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 100% of annual premium according to the basic sum insured if the payment period is 5 years. From the first effective date after the seventh policy years to the expiration period, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 24% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 32% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).

(c)
Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between
28-day-old
and
70-year-old
.
There are 12 age ranges for policyholders to choose to receive care money, which are: thirty, thirty-five, forty, forty-five, fifty, fifty-five, sixty, sixty-five, seventy, seventy-five, eighty, and eighty-five years old. From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, and the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of
88-year-old,
annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days. Death benefit and accidental death benefit are paid only once.

(d)
Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years and the payment methods of insurance are divided into single payment, annual payment, and semi-annual payment. This product is applicable to healthy policyholders under
70-year-old
.
The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(e)
Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between
30-day-old
and
70-year-old.
Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

Claim Development for Short-term Insurance Contracts
The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2017	2018	2019	2020	2021	Total
	RMB Million
Year end	33,926	40,601	49,727	52,589	56,938
1 year later	34,845	42,785	51,051	52,057
2 years later	34,328	41,945	50,972
3 years later	34,328	41,945
4 years later	34,328

Estimated accumulated claims expenses	34,328	41,945	50,972	52,057	56,938	236,240
Accumulated claims expenses paid	(34,328)	(41,945)	(50,275)	(49,157)	(34,301)	(210,006)

Unpaid claims expenses	—	—	697	2,900	22,637	26,234

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2017	2018	2019	2020	2021	Total
	RMB Million
Year end	33,700	40,157	49,175	51,994	55,862
1 year later	34,560	42,280	50,414	51,260
2 years later	34,045	41,442	50,315
3 years later	34,045	41,442
4 years later	34,045

Estimated accumulated claims expenses	34,045	41,442	50,315	51,260	55,862	232,924
Accumulated claims expenses paid	(34,045)	(41,442)	(49,629)	(48,406)	(33,580)	(207,102)

Unpaid claims expenses	—	—	686	2,854	22,282	25,822

Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent
The following table summarises primary financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2021 and 2020, expressed in RMB equivalent:

As at 31 December 2021	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	10,989	75,694	—	—	—	86,683
- Securities at fair value through profit or loss	4,776	897	391	1,433	927	8,424
Debt securities
- Held-to-maturity securities	131	—	—	—	—	131
- Loans	1,292	—	—	—	—	1,292
- Available-for-sale securities	4,696	—	—	—	—	4,696
- Securities at fair value through profit or loss	206	—	18	11	61	296
Term deposits	7,785	—	—	—	—	7,785
Cash and cash equivalents	1,920	198	289	56	3	2,466

Total	31,795	76,789	698	1,500	991	111,773

Financial liabilities
Interest-bearing loans and other borrowings	11,668	—	2,366	4,652	—	18,686

Total	11,668	—	2,366	4,652	—	18,686

As at 31 December 2020	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	9,711	108,493	—	—	—	118,204
- Securities at fair value through profit or loss	4,352	185	350	1,219	847	6,953
Debt securities
- Held-to-maturity securities	220	—	—	—	—	220
- Loans	1,445	—	—	—	—	1,445
- Available-for-sale securities	3,615	—	—	—	—	3,615
- Securities at fair value through profit or loss	297	—	21	11	10	339
Term deposits	7,990	—	—	—	—	7,990
Cash and cash equivalents	598	1,297	358	140	7	2,400

Total	28,228	109,975	729	1,370	864	141,166

Financial liabilities
Interest-bearing loans and other borrowings	11,940	—	2,444	5,172	—	19,556

Total	11,940	—	2,444	5,172	—	19,556

Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities
The following tables set forth the contractual and expected undiscounted cash flows for financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2021	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
	RMB Million
Financial assets
Contractual cash inflows
Equity securities	699,457	699,457	—	—	—	—
Debt securities	2,470,354	—	231,604	461,413	508,864	3,029,545
Loans	666,087	—	376,766	138,241	110,345	137,705
Term deposits	529,488	—	144,271	372,571	53,822	—
Statutory deposits - restricted	6,333	—	1,936	4,682	181	—
Securities purchased under agreements to resell	12,915	—	12,658	346	—	—
Accrued investment income	51,097	—	49,133	1,964	—	—
Premiums receivable	20,361	—	20,361	—	—	—
Cash and cash equivalents	60,440	—	60,440	—	—	—

Subtotal	4,516,532	699,457	897,169	979,217	673,212	3,167,250

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	3,419,899	—	111,912	86,132	(202,368)	(5,990,882)
Investment contracts	313,594	—	(31,671)	16,479	94,302	(957,814)
Contractual cash outflows
Securities sold under agreements to repurchase	239,446	—	(239,679)	—	—	—
Financial liabilities at fair value through profit or loss	3,416	(3,416)	—	—	—	—
Annuity and other insurance balances payable	56,818	—	(56,818)	—	—	—
Interest-bearing loans and other borrowings	18,686	—	(2,552)	(17,122)	—	—
Bonds payable	34,994	—	(332)	(37,996)	—	—
Lease liabilities	2,182	—	(1,093)	(1,067)	(203)	(29)

Subtotal	4,089,035	(3,416)	(220,233)	46,426	(108,269)	(6,948,725)

Net cash inflow/(outflow)	427,497	696,041	676,936	1,025,643	564,943	(3,781,475)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2020	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
	RMB Million
Financial assets
Contractual cash inflows
Equity securities	700,748	700,748	—	—	—	—
Debt securities	1,865,794	—	136,885	349,334	287,939	2,260,215
Loans	658,535	—	235,901	219,840	129,813	173,729
Term deposits	545,678	—	75,364	329,191	197,867	1,753
Statutory deposits - restricted	6,333	—	297	6,098	720	—
Securities purchased under agreements to resell	7,947	—	7,947	—	—	—
Accrued investment income	45,200	—	44,197	565	438	—
Premiums receivable	20,730	—	20,730	—	—	—
Cash and cash equivalents	56,655	—	56,655	—	—	—

Subtotal	3,907,620	700,748	577,976	905,028	616,777	2,435,697

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	2,973,225	—	190,123	151,280	(93,971)	(5,618,867)
Investment contracts	288,212	—	(29,149)	(13,861)	68,882	(798,317)
Contractual cash outflows
Securities sold under agreements to repurchase	122,249	—	(122,249)	—	—	—
Financial liabilities at fair value through profit or loss	3,732	(3,732)	—	—	—	—
Annuity and other insurance balances payable	55,031	—	(55,031)	—	—	—
Interest-bearing loans and other borrowings	19,556	—	(2,044)	(4,384)	(14,680)	—
Bonds payable	34,992	—	(328)	(2,996)	(36,498)	—
Lease liabilities	2,664	—	(1,273)	(1,250)	(331)	(41)

Subtotal	3,499,661	(3,732)	(19,951)	128,789	(76,598)	(6,417,225)

Net cash inflow/(outflow)	407,959	697,016	558,025	1,033,817	540,179	(3,981,528)

Capital Management under Insurance Institution Solvency Regulations
The table below summarises the core and comprehensive solvency ratio, core capital, actual capital and minimum capital of the Company under
Insurance Institution Solvency Regulations (No.1 - No.17)
:

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Core capital	1,020,756	1,031,947
Actual capital	1,055,768	1,066,939
Minimum capital	402,341	396,749
Core solvency ratio	254%	260%
Comprehensive solvency ratio	262%	269%

Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value
The following table presents the Group’s quantitative disclosures of the fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2021:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	94,895	—	—	94,895
Common stocks	233,347	23,094	—	256,441
Preferred stocks	—	—	52,127	52,127
Wealth management products	—	5,005	—	5,005
Others	21,010	49,530	136,456	206,996
- Debt securities
Government bonds	9,208	49,353	—	58,561
Government agency bonds	31,464	228,289	—	259,753
Corporate bonds	4,705	198,442	—	203,147
Subordinated bonds	16,880	94,149	—	111,029
Others	—	555	160,499	161,054
Securities at fair value through profit or loss
- Equity securities
Funds	17,572	222	—	17,794
Common stocks	43,476	2,173	—	45,649
Others	5	266	—	271
- Debt securities
Government bonds	153	1,240	—	1,393
Government agency bonds	2,346	5,643	—	7,989
Corporate bonds	6,646	83,734	45	90,425
Others	100	43,150	—	43,250

Total	481,807	784,845	349,127	1,615,779

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,416)	—	—	(3,416)
Investment contracts at fair value through profit or loss	(9)	—	—	(9)

Total	(3,425)	—	—	(3,425)

The following table presents the Group’s quantitative disclosures of the fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2020:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	97,476	—	—	97,476
Common stocks	278,255	22,994	—	301,249
Preferred stocks	—	—	53,778	53,778
Wealth management products	—	13,013	—	13,013
Others	11,038	41,401	96,232	148,671
- Debt securities
Government bonds	5,838	43,418	—	49,256
Government agency bonds	25,297	143,716	—	169,013
Corporate bonds	2,408	133,617	—	136,025
Subordinated bonds	6,244	75,551	—	81,795
Others	—	816	143,905	144,721
Securities at fair value through profit or loss
- Equity securities
Funds	16,731	104	—	16,835
Common stocks	48,334	524	—	48,858
Others	41	221	—	262
- Debt securities
Government bonds	336	1,302	—	1,638
Government agency bonds	972	3,450	—	4,422
Corporate bonds	2,957	83,837	9	86,803
Others	—	2,752	—	2,752

Total	495,927	566,716	293,924	1,356,567

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,732)	—	—	(3,732)
Investment contracts at fair value through profit or loss	(10)	—	—	(10)

Total	(3,742)	—	—	(3,742)

Summary of Information About Significant Unobservable Inputs Used for Primary Assets and Liabilities at Fair Value Classified as Level 3
The table below presents information about the significant unobservable inputs used for primary financial instruments at fair value classified as Level 3 as at 31 December 2021 and 31 December 2020:

	Fair value	Valuation techniques	Significant unobservable inputs	Range	Relationships between fair value and unobservable inputs
Equity securities	31 December 2021: 28,245 31 December 2020: 28,162	Comparable companies approach	Discounts for lack of marketability	31 December 2021: 11%- 30% 31 December 2020: 12%-35%	The fair value is inversely related to the discounts for lack of marketability
	31 December 2021: 36,556 31 December 2020: 36,697	Net asset value method	N/A	N/A	N/A
	31 December 2021: 116,245 31 December 2020: 84,212	Discounted cash flow method	Discount rate	31 December 2021: 2.69%- 9.93% 31 December 2020: 3.80%-6.07%	The fair value is inversely related to discount rate
Debt securities	31 December 2021: 160,499 31 December 2020: 143,905	Discounted cash flow method	Discount rate	31 December 2021: 3.21%- 9.78% 31 December 2020: 3.88%-9.82%	The fair value is inversely related to discount rate

Significant unobservable inputs level 3 [member]
Statement [line items]
Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities	The size of unconsolidated structured entities as well as the Group’s carrying amount of the assets recognised in the financial statements relating to its interest in unconsolidated structured entities and the Group’s maximum exposure are shown below:

	Unconsolidated structured entities
As at 31 December 2021	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	168,466	9,860	9,860	Investment income and service fee
Funds managed by third parties	Note 1	97,988	97,988	Investment income
Trust schemes managed by affiliated entities	1,994	1,296	1,296	Investment income
Trust schemes managed by third parties	Note 1	62,702	62,702	Investment income
Debt investment schemes managed by affiliated entities	39,817	15,770	15,770	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	51,172	51,172	Investment income
Others managed by affiliated entities Note 2	28,368	14,150	14,150	Investment income and service fee
Others managed by third parties Note 2	Note 1	107,372	107,372	Investment income

	Unconsolidated structured entities
As at 31 December 2020	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	158,182	8,232	8,232	Investment income and service fee
Funds managed by third parties	Note 1	99,649	99,649	Investment income
Trust schemes managed by affiliated entities	2,096	1,298	1,298	Investment income
Trust schemes managed by third parties	Note 1	63,229	63,229	Investment income
Debt investment schemes managed by affiliated entities	18,275	9,172	9,172	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	27,747	27,747	Investment income
Others managed by affiliated entities Note 2	290,937	12,681	12,681	Investment income and service fee
Others managed by third parties Note 2	Note 1	75,551	75,551	Investment income

Note 1:
Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.

Note 2:	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.

Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value
The following table presents the changes in Level 3 financial instruments for the year ended 31 December 2021:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities	Equity securities	Debt securities
	RMB million	RMB million	RMB million	RMB million
Opening balance	143,905	150,010	9	293,924
Purchases	27,415	43,661	—	71,076
Transfer into Level 3	—	—	36	36
Total gains/(losses) recorded in other comprehensive income	4,073	(2,212)	—	1,861
Disposals or exercises	—	(2,876)	—	(2,876)
Maturity	(14,894)	—	—	(14,894)

Closing balance	160,499	188,583	45	349,127

The following table presents the changes in Level 3 financial instruments for the year ended 31 December 2020:

	Available-for-sale securities		Securities at fair value through profit or loss	Derivative financial assets	Total
	Debt securities	Equity securities	Debt securities
	RMB million	RMB million	RMB million	RMB million	RMB million
Opening balance	105,650	128,899	16	428	234,993
Purchases	38,486	19,953	—	—	58,439
Total gains/(losses) recorded in profit or loss	—	—	(7)	(121)	(128)
Total gains/(losses) recorded in other comprehensive income	653	7,127	—	—	7,780
Disposals or exercises	—	(5,969)	—	(307)	(6,276)
Maturity	(884)	—	—	—	(884)

Closing balance	143,905	150,010	9	—	293,924